Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2017
Income Taxes [Line Items]
Net operating loss carryovers	$ 23,100,000
Federal net operating loss carryforwards	31,300,000	$ 25,700,000	$ 8,200,000
State net operating loss carryforwards	30,900,000	29,900,000
Change in valuation allowance	$ 2,198,000	$ 2,323,000
Tax Year 2028 [Member]
Income Taxes [Line Items]
Operating loss carryforwards, limitations on use	operating loss carryforwards, which expire after twenty years and begin to expire starting in 2028.
Tax Year 2023 [Member]
Income Taxes [Line Items]
Tax credit carryforward, amount	$ 56,000
Research Tax Credit Carryforward [Member] | Domestic Tax Authority [Member]
Income Taxes [Line Items]
Tax credit carryforward, amount	$ 68,000
Tax credit carryforward, limitations on use	federal research and development credit carryovers, which expire after twenty years and begin to expire starting in 2042